Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted earnings per share:
Net (loss) income attributable to stockholders - basic	$ 103	$ (11,193)	$ 11,784	$ (5,588)	$ 9,769	$ 4,110	$ (25,877)	$ (36,570)	$ (5,195)	$ 4,772	$ (63,532)	$ 39,138
Net (loss) income attributable to convertible OP units	(14)				(1,430)					690	(9,583)	8,136
Net (loss) income - diluted	$ 117				$ 11,199					$ 5,462	$ (73,115)	$ 47,274
Denominator:
Weighted-average shares - basic	280,469,000				289,955,000					290,280,000	283,909,000	196,602,000
OP units										42,764,000	43,208,000	44,453,000
OP units	40,063,000				42,848,000
Effect of dilutive restricted stock awards	453,000				425,000					422,000	0	312,000
Adjusted weighted-average shares - diluted	320,985,000				333,228,000					333,466,000	327,117,000	241,367,000
Earnings Per Common Share
Net (loss) income per share attributable to stockholders - basic and diluted (See Note 16)	$ 0.00	$ (0.04)	$ 0.04	$ (0.02)	$ 0.03	$ 0.02	$ (0.09)	$ (0.13)	$ (0.02)	$ 0.02	$ (0.22)	$ 0.20
Share-based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share										1,000,000.0		2,500,000